MANAGEMENT OF CAPITAL (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Management Of Capital [Abstract]
Maximum debt proceeds to spend on property acquisitions or exploration	$ 30,000